Condensed Schedule of Investments (Parenthetical) - U.S. Treasury Bills [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	$ 24,998,531
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	15,499,510
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	16,996,479
U.S. Treasury bills, 0.0125% [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 15,500,000
Investment, Maturity Date	Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 15,499,510
Investment, Interest rate	0.0125%
U.S. Treasury bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 25,000,000
Investment, Maturity Date	Mar. 03, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 24,998,531
Investment, Interest rate	0.015%
U.S. Treasury bills, 0.125% [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 6,000,000
Investment, Maturity Date	Feb. 11, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 5,998,104
Investment, Interest rate	0.125%
U.S. Treasury bills, 0.19% [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 11,000,000
Investment, Maturity Date	Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 10,998,375
Investment, Interest rate	0.19%